Fair Value Measurements - Summary of Changes in the Fair Value of the Public Warrants Liability (Details) - Public Warrants Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	$ 575,000	$ 0
Merger date assumption of public warrants		460,000
Change in fair value		115,000
Balance at March 31, 2024		575,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	575,000
Change in fair value	(115,000)
Balance at March 31, 2024	$ 460,000	$ 575,000